Accumulated Other Comprehensive (Loss) Income (AOCI), Summary of AOCI Balances Including Amounts Reclassified from AOCI into Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	$ 4,553
Other comprehensive (loss) income before reclassifications, net of tax	(6)	$ (193)	$ (95)
Amounts reclassified from AOCI, net of tax	41	41	105
Net current period other comprehensive (loss) income	35	(152)	10
Ending Balance	5,083	4,553
Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	(726)	(574)	(584)
Ending Balance	(691)	(726)	(574)
Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	(178)	(101)	19
Other comprehensive (loss) income before reclassifications, net of tax	124	(77)	(161)
Amounts reclassified from AOCI, net of tax	0	0	41
Net current period other comprehensive (loss) income	124	(77)	(120)
Ending Balance	(54)	(178)	(101)
Unrealized (Losses) Gains on Hedging Instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	6	(8)	(5)
Other comprehensive (loss) income before reclassifications, net of tax	7	3	(15)
Amounts reclassified from AOCI, net of tax	(4)	11	12
Net current period other comprehensive (loss) income	3	14	(3)
Ending Balance	9	6	(8)
Unrecognized (Losses) Gains and Prior Service Cost, Net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	(554)	(465)	(598)
Other comprehensive (loss) income before reclassifications, net of tax	(137)	(119)	81
Amounts reclassified from AOCI, net of tax	45	30	52
Net current period other comprehensive (loss) income	(92)	(89)	133
Ending Balance	$ (646)	$ (554)	$ (465)